SUBSEQUENT EVENTS (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 25, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Base cash consideration		$ 186,601,000	$ 0	$ 456,508,000	$ 0	$ 0	$ 0
Additional earn-out amounts		$ 52,672,000		$ 0
Term Loan Facility | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	$ 375,000,000
Term Loan Facility | Secured Debt | Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Term Loan Facility | Secured Debt | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	4.50%
Floor rate (as a percent)	1.00%
Term Loan Facility | Secured Debt | LIBOR | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Revolving Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, face amount	$ 75,000,000
Commitment fee (as a percent)	0.50%
Revolving Facility | Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Floor rate (as a percent)	0.00%
Revolving Facility | Revolving Credit Facility | LIBOR | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Revolving Facility | Revolving Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Revolving Facility | Letter of Credit
Subsequent Event [Line Items]
Debt instrument, face amount	$ 15,000,000
Revolving Facility | Bridge Loan
Subsequent Event [Line Items]
Debt instrument, face amount	$ 15,000,000
Credit Facilities | Debt Redemption, Term 1
Subsequent Event [Line Items]
Debt instrument, redemption price (as a percent)	100.00%
Dispositions of property, minimum amount	$ 5,000,000
Credit Facilities | Debt Redemption, Term 2
Subsequent Event [Line Items]
Debt instrument, redemption price (as a percent)	100.00%
Credit Facilities | Debt Redemption, Term 3
Subsequent Event [Line Items]
Excess Cash Flow (as a percent)	50.00%
Credit Facilities | Debt Instrument, Agreement Requirements, Requirement One | Debt Redemption, Term 3
Subsequent Event [Line Items]
Excess Cash Flow upon satisfaction of agreement requirements (as a percent)	25.00%
Maximum net leverage ratio	3.50
Minimum net leverage ratio	3.00
Quarterly amortization payments (as a percent)	0.25%
Credit Facilities | Debt Instrument, Agreement Requirements, Requirement Two | Debt Redemption, Term 3
Subsequent Event [Line Items]
Excess Cash Flow upon satisfaction of agreement requirements (as a percent)	0.00%
Maximum net leverage ratio	3.00
Credit Facilities | Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	2.75%
Credit Facilities | Base Rate | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Credit Facilities | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	3.75%
Wholesome
Subsequent Event [Line Items]
Base cash consideration	$ 180,000,000
Additional earn-out amounts	55,000,000
EBITDA Threshold	30,000,000
Earn-out amounts payable in common stock	27,500,000
Subsequent Event | Term Loan Facility | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	$ 375,000,000
Subsequent Event | Term Loan Facility | Secured Debt | Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Subsequent Event | Term Loan Facility | Secured Debt | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	4.50%
Floor rate (as a percent)	1.00%
Subsequent Event | Term Loan Facility | Secured Debt | LIBOR | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Subsequent Event | Revolving Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, face amount	$ 75,000,000
Commitment fee (as a percent)	0.50%
Subsequent Event | Revolving Facility | Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Floor rate (as a percent)	0.00%
Subsequent Event | Revolving Facility | Revolving Credit Facility | LIBOR | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Subsequent Event | Revolving Facility | Revolving Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Subsequent Event | Revolving Facility | Letter of Credit
Subsequent Event [Line Items]
Debt instrument, face amount	$ 15,000,000
Subsequent Event | Revolving Facility | Bridge Loan
Subsequent Event [Line Items]
Debt instrument, face amount	$ 15,000,000
Subsequent Event | Credit Facilities | Debt Redemption, Term 1
Subsequent Event [Line Items]
Debt instrument, redemption price (as a percent)	100.00%
Dispositions of property, minimum amount	$ 5,000,000
Subsequent Event | Credit Facilities | Debt Redemption, Term 2
Subsequent Event [Line Items]
Debt instrument, redemption price (as a percent)	100.00%
Subsequent Event | Credit Facilities | Debt Redemption, Term 3
Subsequent Event [Line Items]
Excess Cash Flow (as a percent)	50.00%
Subsequent Event | Credit Facilities | Debt Instrument, Agreement Requirements, Requirement One | Debt Redemption, Term 3
Subsequent Event [Line Items]
Excess Cash Flow upon satisfaction of agreement requirements (as a percent)	25.00%
Maximum net leverage ratio	3.50
Minimum net leverage ratio	3.00
Quarterly amortization payments (as a percent)	0.25%
Subsequent Event | Credit Facilities | Debt Instrument, Agreement Requirements, Requirement Two | Debt Redemption, Term 3
Subsequent Event [Line Items]
Excess Cash Flow upon satisfaction of agreement requirements (as a percent)	0.00%
Maximum net leverage ratio	3.00
Subsequent Event | Credit Facilities | Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	2.75%
Subsequent Event | Credit Facilities | Base Rate | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	0.00%
Subsequent Event | Credit Facilities | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)	3.75%
Subsequent Event | Wholesome
Subsequent Event [Line Items]
Base cash consideration	$ 180,000,000
Additional earn-out amounts	55,000,000
EBITDA Threshold	30,000,000
Earn-out amounts payable in common stock	$ 27,500,000